Other financial liabilities (Tables)	12 Months Ended
Jun. 30, 2024
Other Financial Liabilities Current [Abstract]
Summary of other financial liabilities

	Consolidated
	June 2024	June 2023
	A$’000	A$’000

Prefunded and ordinary warrants at initial recognition	$8,599	$—
Prefunded warrants exercised	(864)	—
Gain on remeasurement of financial liabilities	(1,257)	—

Prefunded and ordinary warrants at period end	6,478	—